Provisions and contingent liabilities - Summary of changes in other provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [abstract]
Beginning of period	R$ 15,193	R$ 17,474	R$ 11,843
Monetary correction	4,102	2,492	1,667
Provision	3,499	2,338	9,105
Reversed	(1,454)	(3,939)	(1,208)
Payments	(1,629)	(3,172)	(3,933)
End of period	R$ 19,711	R$ 15,193	R$ 17,474